Debt (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended																												1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended																																																																																																							3 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Notes 4 Point 25 Percent Due April 2018 [Member]	Dec. 31, 2012 Senior Notes 4 Point 25 Percent Due April 2018 [Member]	Mar. 31, 2013 Corporate Debt	Dec. 31, 2012 Corporate Debt	Dec. 31, 2011 Corporate Debt	Mar. 31, 2013 Senior credit facility	Dec. 31, 2012 Senior credit facility	Mar. 31, 2013 Senior Term Facility	Dec. 31, 2012 Senior Term Facility	Dec. 31, 2011 Senior Term Facility	Mar. 31, 2011 Senior Term Facility	Mar. 31, 2013 Senior ABL Facility	Dec. 31, 2012 Senior ABL Facility	Dec. 31, 2011 Senior ABL Facility	Mar. 31, 2013 Senior Notes		Dec. 31, 2012 Senior Notes		Dec. 31, 2011 Senior Notes		Mar. 31, 2013 7.50% Senior Notes due October 2018	Dec. 31, 2012 7.50% Senior Notes due October 2018	Dec. 31, 2011 7.50% Senior Notes due October 2018	Mar. 31, 2013 7.375% Senior Notes due January 2021	Dec. 31, 2012 7.375% Senior Notes due January 2021	Dec. 31, 2011 7.375% Senior Notes due January 2021	Mar. 31, 2012 6.25% Senior Notes Due October 2022	Dec. 31, 2012 6.25% Senior Notes Due October 2022	Mar. 31, 2013 6.25% Senior Notes Due October 2022	Dec. 31, 2011 6.25% Senior Notes Due October 2022	Mar. 31, 2012 6.75% Senior Notes due April 2019	Mar. 31, 2013 6.75% Senior Notes due April 2019	Dec. 31, 2012 6.75% Senior Notes due April 2019	Dec. 31, 2011 6.75% Senior Notes due April 2019	Mar. 31, 2013 5.875% Senior Notes Due October 2020	Dec. 31, 2012 5.875% Senior Notes Due October 2020	Mar. 31, 2013 Promissory Notes	Dec. 31, 2012 Promissory Notes	Dec. 31, 2011 Promissory Notes	Mar. 31, 2013 Other Corporate Debt	Dec. 31, 2012 Other Corporate Debt	Dec. 31, 2011 Other Corporate Debt	Mar. 31, 2013 Fleet debt	Dec. 31, 2012 Fleet debt	Dec. 31, 2011 Fleet debt	Mar. 31, 2013 U.S. Fleet Variable Funding Notes	Dec. 31, 2012 U.S. Fleet Variable Funding Notes	Dec. 31, 2011 U.S. Fleet Variable Funding Notes	Mar. 31, 2013 U.S. Fleet Variable Funding Notes Series 2009-1		Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1		Mar. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1	Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2009-1		Mar. 31, 2013 U.S. Fleet Medium Term Notes	Dec. 31, 2012 U.S. Fleet Medium Term Notes	Dec. 31, 2011 U.S. Fleet Medium Term Notes	Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2009-2 Notes		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2009-2 Notes		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2009-2 Notes		Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2010-1 Notes		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2010-1 Notes		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2010-1 Notes		Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2011-1 Notes		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2011-1 Notes		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2011-1 Notes		Mar. 31, 2013 US Fleet Medium Term Notes 2013 Series 1	Jan. 31, 2013 US Fleet Medium Term Notes 2013 Series 1	Mar. 31, 2013 RCFC US Fleet Variable Funding Notes	Dec. 31, 2012 RCFC US Fleet Variable Funding Notes	Mar. 31, 2013 RCFC Series 2010-3 Notes	Dec. 31, 2012 RCFC Series 2010-3 Notes	Dec. 31, 2011 RCFC Series 2010-3 Notes	Mar. 31, 2013 RCFC Series 2011-1 Notes	Dec. 31, 2012 RCFC Series 2011-1 Notes	Dec. 31, 2011 RCFC Series 2011-1 Notes	Mar. 31, 2013 RCFC Series 2011-2 Notes	Dec. 31, 2012 RCFC Series 2011-2 Notes	Dec. 31, 2011 RCFC Series 2011-2 Notes	Mar. 31, 2013 RCFC U.S. ABS Program	Dec. 31, 2012 RCFC U.S. ABS Program	Mar. 31, 2013 Donlen GN II Variable Funding Note Facility		Dec. 31, 2012 Donlen GN II Variable Funding Note Facility	Dec. 31, 2011 Donlen GN II Variable Funding Note Facility	Mar. 31, 2013 Other Fleet Debt	Dec. 31, 2012 Other Fleet Debt	Dec. 31, 2011 Other Fleet Debt	Mar. 31, 2013 U.S. Fleet Financing Facility	Dec. 31, 2012 U.S. Fleet Financing Facility	Dec. 31, 2011 U.S. Fleet Financing Facility	Mar. 31, 2013 European Revolving Credit Facility [Member]	Dec. 31, 2012 European Revolving Credit Facility [Member]	Dec. 31, 2011 European Revolving Credit Facility [Member]	Mar. 31, 2013 European Fleet Notes	Dec. 31, 2012 European Fleet Notes	Dec. 31, 2011 European Fleet Notes	Mar. 31, 2013 European Securitization		Dec. 31, 2012 European Securitization		Dec. 31, 2011 European Securitization		Mar. 31, 2013 Canadian Securitization	Dec. 31, 2012 Canadian Securitization	Dec. 31, 2011 Canadian Securitization	Mar. 31, 2013 Dollar Thrifty Sponsored Canadian Securitization [Member]	Dec. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization [Member]	Dec. 31, 2011 Dollar Thrifty Sponsored Canadian Securitization [Member]	Mar. 31, 2013 Australian Securitization		Dec. 31, 2012 Australian Securitization		Dec. 31, 2011 Australian Securitization		Mar. 31, 2013 Brazilian Fleet Financing Facility	Dec. 31, 2012 Brazilian Fleet Financing Facility	Dec. 31, 2011 Brazilian Fleet Financing Facility	Mar. 31, 2013 Capitalized Leases	Dec. 31, 2012 Capitalized Leases	Dec. 31, 2011 Capitalized Leases	Jan. 31, 2013 Class-A, Three Year	Jan. 31, 2013 Class-B, Three Year	Jan. 31, 2013 Class-A, Five Year	Jan. 31, 2013 Class-B, Five Year	Mar. 31, 2013 Maximum 6.75% Senior Notes due April 2019	Mar. 31, 2013 Minimum Senior ABL Facility	Dec. 31, 2012 Minimum Senior ABL Facility	Mar. 31, 2013 Letters of credit	Dec. 31, 2012 Letters of credit	Mar. 31, 2013 Letters of credit Senior credit facility	Dec. 31, 2012 Letters of credit Senior credit facility	Mar. 31, 2013 Letters of credit Senior ABL Facility	Dec. 31, 2012 Letters of credit Senior ABL Facility
Debt Instrument [Line Items]
Average Interest Rate (as a percent)												3.75%	3.75%			2.46%	2.47%		6.58%	[1]	6.74%	[2]																			6.96%	6.96%		4.30%	4.40%								1.04%	[3],[4]	1.11%	[3]							5.38%	[3]	5.11%	[3]			3.77%	[3]	3.77%	[3]			2.86%	[3]	2.86%	[3]			1.68%				1.05%			2.81%			3.21%					1.10%	[4]	1.15%					2.96%	3.27%		2.85%	2.86%		8.50%	8.50%		2.49%	[3]	2.48%	[3]			2.16%	2.16%		2.13%	2.13%		4.34%	[3],[4]	4.61%	[3]			13.18%	13.07%		4.21%	4.40%
8.875% Senior Notes due January 2014	$ 950,000,000	$ 950,000,000	$ 1,419,000,000	$ 0	$ 250,000,000	$ 0						$ 2,120,100,000	$ 2,125,500,000	$ 1,389,500,000		$ 630,000,000	$ 195,000,000	$ 0	$ 3,900,000,000	[1]	$ 3,650,000,000	[1],[2]	$ 2,638,600,000	[2]	$ 700,000,000	$ 700,000,000	$ 700,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000		$ 500,000,000	$ 500,000,000	$ 0		$ 1,250,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 700,000,000	$ 700,000,000	$ 48,700,000	$ 48,700,000	$ 224,700,000	$ 94,000,000	$ 88,700,000	$ 49,600,000				$ 1,950,000,000	$ 2,350,000,000	$ 1,345,000,000	$ 1,950,000,000	[3],[4]	$ 2,350,000,000	[3]		$ 1,000,000,000	[3]	$ 3,105,400,000	$ 2,443,700,000	$ 2,732,100,000	$ 807,500,000	[3]	$ 1,095,900,000	[3]	$ 1,384,300,000	[3]	$ 749,900,000	[3]	$ 749,800,000	[3]	$ 749,800,000	[3]	$ 598,000,000	[3]	$ 598,000,000	[3]	$ 598,000,000	[3]					$ 519,000,000	$ 519,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 0	$ 400,000,000	$ 400,000,000	$ 0	$ 1,419,000,000	$ 1,419,000,000	$ 898,100,000	[4]	$ 899,300,000	$ 811,200,000				$ 166,000,000	$ 166,000,000	$ 136,000,000	$ 127,800,000	$ 185,300,000	$ 200,600,000	$ 511,200,000	$ 529,400,000	$ 517,700,000	$ 237,400,000	[3]	$ 242,200,000	[3]	$ 256,200,000	[3]	$ 85,600,000	$ 100,500,000	$ 68,300,000	$ 54,100,000	$ 55,300,000	$ 0	$ 149,900,000	[3],[4]	$ 148,900,000	[3]	$ 169,300,000	[3]	$ 14,200,000	$ 14,000,000	$ 23,100,000	$ 350,800,000	$ 337,600,000	$ 363,700,000
Unamortized Net (Discount) Premium							3,300,000	3,300,000	(6,900,000)																																						10,500,000	12,100,000	(10,900,000)
Debt	15,876,109,000	15,876,109,000	15,014,474,000	10,907,849,000			6,796,100,000	6,111,200,000	4,295,500,000																																						9,080,000,000	8,903,300,000	6,612,300,000																																																			1,707,500,000	1,791,300,000	1,724,000,000
Interest rate (as a percent)					4.25%																					7.50%			7.375%			6.25%					6.75%																																																																									8.50%																										1.12%	1.86%	1.83%	2.48%
Aggregate amounts of maturities of debt for each of the twelve month periods
2013	5,511,200	5,511,200
2014	1,991,100	1,991,100	1,100,000
2015	1,101,800	1,101,800	1,900,000
2016	529,200	529,200	300,000
2017	248,100	248,100	200,000
After 2017	6,480,900	6,480,900	5,800,000
Letters of Credit
Outstanding standby letters of credit										617,600,000	626,600,000																																																																																																																																				669,600,000	681,400,000
Face amount																																																																																		950,000,000																																																						282,750,000	42,250,000	543,750,000	81,250,000
Weighted average interest rate of short term borrowings (as percent)	2.10%	2.10%	1.80%
Maximum maturity period of outstanding borrowings to be reflected as short-term borrowings (in months)		3 months	3 months
Period over which cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit entity to meet debt maturities (in months)		12 months
2012 Events
Additional aggregate principal issued																															500,000,000	500,000,000			250,000,000
Increase in the credit agreement's borrowing capacity															750,000,000																																										250,000,000
Registration Rights
Special interest (as a percent)																																				0.25%	0.25%
Period of initial default per registration payment arrangement																																				90 days	90 days
Increase in special interest during each subsequent 90 day period (as a percent)																																				0.25%	0.25%
Period of subsequent default per registration payment arrangement																																				90 days	90 days
Increase in Special Interest Rate Per Annum on Default Maximum																																																																																																																																												0.50%
Financial Covenant Compliance
Fixed charge coverage ratio																																																																																																																																													1	1
Borrowing Capacity and Availability
Remaining Capacity	2,224,800,000	2,224,800,000	2,267,200,000				751,300,000	1,183,700,000								751,300,000	1,183,700,000																														1,473,500,000	1,083,500,000		488,800,000	88,800,000																																81,000,000	81,000,000												105,000,000		105,000,000					24,000,000	24,000,000		153,400,000	105,900,000					260,300,000		287,200,000				111,200,000	100,500,000		93,500,000	95,500,000		111,200,000		110,500,000							45,100,000	85,100,000
Availability Under Borrowing Base Limitation	761,600,000	761,600,000	1,181,400,000				751,300,000	1,146,000,000								751,300,000	1,146,000,000																														10,300,000	35,400,000		0	0																																0	0												0		0					0	0		0	7,900,000					0		0				0	0		0	0		0		0							10,300,000	27,500,000											100,000	8,000,000	1,027,200,000	1,010,400,000
Total assets of variable interest entities	393,400,000	393,400,000	440,800,000	456,300,000
Total liabilities of variable interest entities	392,900,000	392,900,000	440,300,000	455,800,000
Treasury Stock, Value, Acquired, Par Value Method		$ (467,248,000)
Shares of common stock acquired	23,200,000

[1]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of March 31, 2013 and December 31, 2012, the outstanding principal amount for each such series of the Senior Notes is also specified below.
[2]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.
[3]	Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.
[4]